Income Taxes (Table)	12 Months Ended
Dec. 31, 2017
Income Taxes Table Abstract
Schedule of income Tax
	2017	2016
Deferred Tax Assets	20,811	11,167
Valuation Allowance	(20,733)	(11,105)
Total Deferred Tax Assets	78	62
Total Deferred Tax Liabilities	(78)	(62)
Net Deferred Tax Assets (Liabilities)	-	-